Summary of significant accounting policies- Long-lived assets (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Apr. 01, 2019 CNY (¥)
Summary of significant accounting policies
Operating lease right-of-use assets	¥ 34,660
Amortization expenses	21,904	$ 3,093	¥ 22,118	¥ 13,231
Impairment of long-lived assets	¥ 874		¥ 0	0
Minimum
Summary of significant accounting policies
Amortization period of cost of lease prepayments (in years)			30 years
Maximum
Summary of significant accounting policies
Amortization period of cost of lease prepayments (in years)			50 years
User base and customer relationships | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets	1 year	1 year
User base and customer relationships | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets	16 years	16 years
Trade names, trademarks and domain names | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets	3 years	3 years
Trade names, trademarks and domain names | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets	20 years	20 years
Developed technology and patents | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets	2 years	2 years
Developed technology and patents | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets	7 years	7 years
Non-compete agreement | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets	6 years	6 years
Licensed copyrights
Summary of significant accounting policies
Amortization expenses	¥ 9,390		¥ 11,391	6,111
Licensed copyrights | Cost of revenue | Digital media and entertainment
Summary of significant accounting policies
Impairment charges	¥ 2,654		¥ 2,843	¥ 801
Licensed copyrights | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets	6 months	6 months
Licensed copyrights | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets	10 years	10 years
Adjustment | ASU 2016-02
Summary of significant accounting policies
Operating lease right-of-use assets					¥ 24,900
Computer equipment and software | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment	3 years	3 years
Computer equipment and software | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment	5 years	5 years
Furniture, office and transportation equipment | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment	3 years	3 years
Furniture, office and transportation equipment | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment	10 years	10 years
Buildings | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment	20 years	20 years
Buildings | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment	50 years	50 years
Land use rights | Adjustment | ASU 2016-02
Summary of significant accounting policies
Operating lease right-of-use assets					¥ 6,419